Related parties	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related parties	Related partiesParties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately entirely owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”).
Services provided by the Company
The Company provides registered office and simple administrative services to four subsidiaries of ATH. The amounts invoiced in 2020, and recovered through G&A expenses, amounted to KUSD 4 (2019: KUSD 4 and 2018: KUSD 7).
Services provided to the Company
There were no services provided to the Company during 2020 by related parties. Auven affiliated companies incurred expenses on behalf of the Company, relating to a telecommunication contract with a third-party vendor, and recharged these at cost. The costs incurred are recognized as G&A expenses and amounted to KUSD 11 in 2019 and KUSD 38 in 2018.

Other transactions with related parties
Of the 597,774 shares surrendered by Share Purchase Plan 2013 and Share Purchase Plan 2016 participants to settle share purchase plan promissory notes on April 15, 2020 (see note 23, “Share capital”), 556,799 were surrendered by related parties.
Of the 4,777,996 shares issued by way of capitalization of reserves on April 16, 2020 (see note 23, “Share capital”), 1,222,966 shares were issued to related parties.
Out of the 3,687,500 class E shares issued in 2019, 809,107 shares were purchased by related parties.
Shares were issued to and repurchased at the same price from a related party in September 2019 in order to have available treasury shares to meet the demand for shares when share options are exercised.
In connection with the Company’s IPO, HPWH TH AG purchased 950,000 shares on the same terms as other investors.
In connection with the Company’s follow-on offering Auven Therapeutics GP Ltd., through A.T. Holdings II Sàrl and ADC Products Switzerland Sàrl (“the Selling Shareholders”) granted to the underwriters an option to purchase up to 900,000 additional common shares at the public offering price of USD 34.00 per share, less underwriting discounts and commissions. On October 9, 2020, the underwriters exercised in full their option to purchase an additional 900,000 common shares from the Selling Shareholders at a price of USD 34.00, less underwriting discounts and commissions. The Company did not receive any proceeds or incur any costs related to the sale of these shares by the Selling Shareholders. The Selling Shareholders incurred all costs in addition to underwriting fees and commissions.
Chairman’s equity awards
The Company granted the Chairman, Mr. Squarer, options to acquire 1,125,545 common shares at USD 18.75 per share in connection with his election to the Board of Directors, representing approximately 2% of our then-outstanding share capital. These options are scheduled to vest upon Mr. Squarer’s continued service through designated dates over a three-year period, or immediately upon a change in control. In accordance with its agreement with Mr. Squarer, the Company provided Mr. Squarer with an additional grant of 341,403 options on June 4, 2020 with an exercise price equal to the fair market value of the Company’s shares on that date, to bring Mr. Squarer’s total rights to acquire the Company’s shares to 2% of the then-outstanding share capital (measured without consideration of the shares underlying these grants).
Related party balances at year-end
There were no trade accounts payable with related parties at December 31, 2020. Trade accounts payable at December 31, 2019, include amounts payable to Auven companies amounting to KUSD 1. There were no trade accounts receivable with related parties at both December 31, 2020 and December 31, 2019.
Key management compensation
Key management compensation was:

(in KUSD)	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Salaries and other short-term employee benefits	7,690	5,364	4,512
Pension costs	455	407	299
Share-based compensation expenses	16,752	396	341
Other compensation	196	73	183
	25,093	6,240	5,335